INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - CAD ($) $ in Thousands			12 Months Ended	13 Months Ended
	Sep. 30, 2023	May 31, 2023	Aug. 31, 2022	Sep. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%			3.00%
Discount rate applied to cash flow projections	15.50%	14.80%	13.40%	15.50%
Impairment loss			$ 0	$ 44,856
Goodwill, impairment test, period				4 years
Moncton Campus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, impairment test, forecast period	4 years
Discount rate applied to cash flow projections	15.50%	14.80%		15.50%
Recoverable amount		$ 176,510
Lac-Supérieur
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections		15.00%
Recoverable amount		$ 16,840
Moncton Campus and Lac-Supérieur
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, impairment test, forecast period		4 years 3 months 29 days
Recoverable amount	$ 163,152			$ 163,152
Impairment loss		$ 156,214
Recoverable amount lower than carrying value	$ 55,583			55,583
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, impairment test, forecast period	4 years
Goodwill, impairment test, period		4 years 3 months 29 days
Property, plant and equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recoverable amount	$ 89,409			89,409
Recoverable amount lower than carrying value	$ 87,805			87,805
Cost | Moncton Campus
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		$ 148,848
Cost | Lac-Supérieur
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		7,366
Cost | Property, plant and equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss				11,918
Accumulated depreciation and impairment | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Recoverable amount		224,530
Impairment loss		$ 35,028
Accumulated depreciation and impairment | GOODWILL | Moncton Campus and Lac-Supérieur
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss				$ 6,951